Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	December 31,	December 31,
	2017	2016
Bank deposits	$39,649,888	$1,122,542
Cash held in trust	88,500,000	-
Money market funds	9,522,830	34,624,507
Total	$137,672,718	$35,747,049